Revenue and Segment Information - Company allocated the transaction price to the performance obligations (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Transaction price	$ 10,000,000
Revenue recognized	8,500,000
Cumulative revenue recognized	8,500,000
License [Member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Transaction price	8,500,000
Revenue recognized	8,500,000
Cumulative revenue recognized	8,500,000
Initial Supply [Member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Transaction price	1,500,000
Revenue recognized	0
Cumulative revenue recognized	$ 0